STATEMENT OF CHANGE IN STOCKHOLDER'S DEFICIT (Unaudited) - Pelican Holdco Inc [Member] - USD ($)	Common Stocks [Member]	Retained Earnings [Member]	Total [Member]
Balance – October 31, 2024 at Sep. 30, 2025		$ (473)	$ (473)
Ending balance, shares at Sep. 30, 2025
Balance – July 31, 2024 at Sep. 04, 2025
Beginning balance, shares at Sep. 04, 2025
Net loss		(473)	(473)
Balance – October 31, 2024 at Sep. 30, 2025		$ (473)	$ (473)
Ending balance, shares at Sep. 30, 2025